Unaudited Consolidated Statement of Changes in Equity - 6 months ended Jun. 30, 2017 - USD ($) shares in Thousands, $ in Thousands	Total	Equity Entities under Common Control	Common Stock and Additional Paid-in Capital	Common Stock and Additional Paid-in Capital Class A	Common Stock and Additional Paid-in Capital Class B	Accumulated Deficit	TTOL	TTOL Equity Entities under Common Control	TTOL Common Stock and Additional Paid-in Capital Class B	TTOL Accumulated Deficit
Balance at beginning of period at Dec. 31, 2016	$ 932,740	$ 12,116		$ 1,040,669	$ 62,635	$ (182,680)
Balance at beginning of period (shares) at Dec. 31, 2016			159,304
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(33,764)	1,304				(35,068)		$ 1,304
Proceeds from issuance of Class A common stock (note 9)	13,521			$ 13,521
Proceeds from issuance of Class A common stock (note 9) (shares)				5,955
Acquisition of TTOL (note 3)		(13,420)					$ (13,234)		$ 25,897	$ (25,711)
Acquisition of TTOL (note 3) (shares)					13,775
Dividends declared	(9,925)					(9,925)
Equity-based compensation (note 10)	631			$ 631
Equity-based compensation (note 10) (shares)			190
Balance at end of period at Jun. 30, 2017	$ 889,969	$ 0		$ 1,054,821	$ 88,532	$ (253,384)
Balance at end of period (shares) at Jun. 30, 2017			179,224